Loans - Summary of Troubled Debt Restructurings (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Contract	Dec. 31, 2014 USD ($) Contract
Financing Receivable, Modifications [Line Items]
Number Of Loans Restructured | Contract	6	1
Pre-Modification Recorded Investment	$ 455	$ 84
Post-Modification Recorded Investment	$ 455	$ 84
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number Of Loans Restructured | Contract	1
Pre-Modification Recorded Investment	$ 148
Post-Modification Recorded Investment	$ 148
Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number Of Loans Restructured | Contract	5	1
Pre-Modification Recorded Investment	$ 307	$ 84
Post-Modification Recorded Investment	$ 307	$ 84